Cash position (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash position
Cash at banks	€ 1,230,956	€ 1,239,993
Term deposits	1,411,683	895,194
Total cash and cash equivalents from continuing operations	2,642,639	2,135,187	€ 2,384,220	€ 1,861,616
Cash and cash equivalents included in assets classified as held for sale		7,884
Total cash and cash equivalents	€ 2,642,639	€ 2,143,071